DIVIDENDS ON ORDINARY SHARES	6 Months Ended
Jun. 30, 2026
Dividends On Ordinary Shares [Abstract]
DIVIDENDS ON ORDINARY SHARES	6. DIVIDENDS ON ORDINARY SHARES An interim dividend of £nil was declared on the Company’s ordinary shares in issue (H1-25: £nil). There were no dividends paid.